Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information
23.	Segment Information
Canon reports in four reportable segments: the Printing Business Unit, the Imaging Business Unit, the Medical Business Unit and the Industrial Business Unit with Others and Corporate, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.
Based on the realignment of Canon’s internal management structure, from 2022, Canon has changed the name and structure of segments from Industrial and Others Business Unit and Corporate and eliminations
to Industrial Business
Unit
, Others
and
Corporate
and Eliminations.
The primary products included in each segment are as follows:

Printing Business Unit:	Office multifunction devices (MFDs) / Document solutions/ Laser multifunction printers (MFPs) / Laser printers / Inkjet printers / Image scanners / Calculators / Digital continuous feed presses / Digital sheet-fed
presses / Large format printers

Imaging Business Unit:	Interchangeable-lens digital cameras / Interchangeable lenses / Digital compact cameras /Compact photo printers / MR Systems / Network cameras / Video management software / Video content analytics software / Digital camcorders / Digital cinema cameras / Broadcast equipment /Projectors

Medical Business Unit:	Computed tomography (CT) systems / Diagnostic ultrasound systems / Diagnostic
X-ray
systems / Magnetic resonance imaging (MRI) systems / Clinical chemistry analyzers / Digital radiography systems / Ophthalmic equipment

Industrial Business Unit:	Semiconductor lithography equipment / FPD (Flat panel display) lithography equipment / OLED display manufacturing equipment / Vacuum thin-film deposition equipment / Die bonders

Others:	Handy terminals / Document scanners
The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluate results and allocate resources for each segment based on income before income taxes.
Information about operating results and assets for each segment as of and for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Millions of yen

	Printing	Imaging	Medical	Industrial	Others and Corporate	Eliminations	Consolidated

2022:
Net sales:
External customers	2,255,402	803,057	513,028	320,817	139,110	—	4,031,414
Intersegment	6,536	423	303	8,415	83,911	(99,588)	—

Total	2,261,938	803,480	513,331	329,232	223,021	(99,588)	4,031,414
Operating cost and expenses	2,049,964	676,850	482,326	271,213	296,399	(98,737)	3,678,015

Operating profit	211,974	126,630	31,005	58,019	(73,378)	(851)	353,399
Other income (deductions)	13,806	1,403	890	1,194	(12,147)	(6,105)	(959)

Income before income taxes	225,780	128,033	31,895	59,213	(85,525)	(6,956)	352,440

Total assets	1,224,187	349,338	356,799	233,969	2,952,891	(21,654)	5,095,530
Depreciation and amortization	72,946	20,374	13,418	12,195	107,559	—	226,492
Capital expenditures	66,550	17,841	11,956	15,271	71,673	—	183,291

2021:
Net sales:
External customers	1,934,012	651,494	480,029	328,164	119,658	—	3,513,357
Intersegment	4,835	2,038	333	9,557	66,935	(83,698)	—

Total	1,938,847	653,532	480,362	337,721	186,593	(83,698)	3,513,357
Operating cost and expenses	1,713,154	574,814	450,942	292,854	282,643	(82,968)	3,231,439

Operating profit	225,693	78,718	29,420	44,867	(96,050)	(730)	281,918
Other income (deductions)	7,259	(256)	4,876	434	14,978	(6,503)	20,788

Income before income taxes	232,952	78,462	34,296	45,301	(81,072)	(7,233)	302,706

Total assets	1,009,922	236,143	311,247	212,156	2,999,754	(18,334)	4,750,888
Depreciation and amortization	69,549	21,840	12,435	11,193	106,229	—	221,246
Capital expenditures	63,609	12,069	11,888	10,127	81,307	—	179,000

2020:
Net sales:
External customers	1,800,898	539,560	435,368	271,149	113,268	—	3,160,243
Intersegment	3,529	1,754	706	5,657	55,872	(67,518)	—

Total	1,804,427	541,314	436,074	276,806	169,140	(67,518)	3,160,243
Operating cost and expenses	1,657,319	535,584	410,830	249,346	265,576	(68,959)	3,049,696

Operating profit	147,108	5,730	25,244	27,460	(96,436)	1,441	110,547
Other income (deductions)	5,076	(778)	300	677	15,645	(1,187)	19,733

Income before income taxes	152,184	4,952	25,544	28,137	(80,791)	254	130,280

Total assets	913,931	239,605	286,749	239,992	2,963,532	(18,195)	4,625,614
Depreciation and amortization	69,725	22,201	11,781	12,266	111,852	—	227,825
Capital expenditures	56,613	12,540	7,244	8,082	77,248	—	161,727

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Amortization costs of identified intangible assets resulting from the purchase price allocation of Toshiba Medical Systems Corporation (currently, Canon Medical Systems Corporation) are also included in corporate expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, investments, deferred tax assets, goodwill, identified intangible assets from acquisitions and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.
Information about sales by product and service to external customers for each segment for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Millions of yen
	2022	2021	2020

Printing
Office multifunction devices	570,175	477,000	455,357
Office others	320,713	279,366	267,123

Office	890,888	756,366	722,480
Laser printers	647,192	560,159	502,157
Inkjet printers and Others	355,270	328,932	326,041

Prosumer	1,002,462	889,091	828,198
Production	362,052	288,555	250,220

Total	2,255,402	1,934,012	1,800,898
Imaging
Cameras	509,464	432,885	347,240
Network cameras and Others	293,593	218,609	192,320

Total	803,057	651,494	539,560
Medical
Diagnostic equipment	513,028	480,029	435,368

Industrial
Optical equipment	240,332	215,890	144,387
Industrial equipment	80,485	112,274	126,762

Total	320,817	328,164	271,149
Others and Corporate	139,110	119,658	113,268

Consolidated	4,031,414	3,513,357	3,160,243

Based on the realignment of Canon’s internal management structure, from 2022, Canon has changed products category and some product sales, which were previously included in Others, have been added to Lithography equipment and are presented as Optical equipment.
Information by major geographic area as of and for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Millions of yen

	2022	2021	2020

Net sales:
Japan	864,808	830,378	806,305
Americas	1,255,405	968,839	852,451
Europe	1,034,008	894,898	795,616
Asia and Oceania	877,193	819,242	705,871

Total	4,031,414	3,513,357	3,160,243

Long-lived assets:
Japan	953,140	986,638	1,011,109
Americas	167,968	152,137	133,648
Europe	173,774	158,297	175,516
Asia and Oceania	139,021	141,915	143,265

Total	1,433,903	1,438,987	1,463,538

Net sales are attributed to areas based on the location where the products are shipped and the services are performed to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States were ¥1,183,022 million, ¥907,909 million and ¥801,376 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Long-lived
assets represent property, plant and equipment, intangible assets, and operating lease right-of-use
assets for each geographic area.